Expense Example, No Redemption - A C I Shares - JPMorgan US Sustainable Leaders Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	587	839	1,111	1,886	116	485	879	1,852	40	249	475	1,126